UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: January 31, 2016

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JANUARY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 36.5%
	Shares	Value

UNITED STATES — 36.5%
Consumer Discretionary — 7.6%
Abercrombie & Fitch, Cl A	507	$13,304
American Eagle Outfitters (B)	5,100	74,664
Bed Bath & Beyond*	951	41,055
Best Buy	5,835	162,972
Boyd Gaming* (B)	5,100	90,831
Brunswick (B)	2,100	84,902
Cablevision Systems, Cl A	403	12,860
Children’s Place (B)	1,400	91,140
Coach	534	19,785
Cracker Barrel Old Country Store (B)	100	13,123
DISH Network, Cl A* (B)	2,800	135,156
Dollar Tree*	207	16,833
DR Horton	1,491	41,017
Dunkin’ Brands Group (B)	1,900	74,784
Expedia (B)	572	57,795
Express*	5,200	88,499
Fossil Group*	547	17,832
GameStop, Cl A (B)	12,352	323,746
Gap	1,666	41,183
Goodyear Tire & Rubber	3,050	86,650
Graham Holdings, Cl B	105	50,893
Hasbro (B)	2,335	173,444
Helen of Troy* (B)	1,000	89,370
Hilton Worldwide Holdings (B)	2,900	51,649
Hyatt Hotels, Cl A*	1,200	46,416
Kate Spade* (B)	1,300	24,113
KB Home (B)	6,700	72,762
Kohl’s	2,118	105,370
L Brands	68	6,538
Lear	2,100	216,242
Lennar, Cl A	133	5,606
Macy’s	851	34,389
McDonald’s	800	99,024
MGM Resorts International* (B)	7,300	146,584

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JANUARY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Consumer Discretionary — continued
Netflix*	181	$16,623
Newell Rubbermaid (B)	1,800	69,804
Nexstar Broadcasting Group	1,200	53,924
NIKE, Cl B (B)	1,600	99,216
O’Reilly Automotive* (B)	300	78,270
Pool	800	67,600
PulteGroup	5,147	86,264
Scripps Networks Interactive, Cl A	620	37,801
ServiceMaster Global Holdings* (B)	1,700	71,757
Sinclair Broadcast Group, Cl A (B)	4,200	138,600
Skechers U.S.A., Cl A* (B)	4,100	115,579
Staples (B)	21,945	195,749
Starbucks (B)	1,300	79,001
TAL Education Group ADR* (B)	1,500	71,955
Target	254	18,395
TEGNA	3,136	75,295
Tempur Sealy International* (B)	3,200	193,088
Tiffany (B)	1,400	89,376
Tupperware Brands	1,300	60,359
Twenty-First Century Fox, Cl A	806	21,738
Under Armour, Cl A* (B)	1,000	86,175
Vail Resorts	400	49,329
Visteon (B)	2,100	140,448
Walt Disney	56	5,366

		4,532,243

Consumer Staples — 2.0%
Archer-Daniels-Midland (B)	3,035	107,287
Boston Beer, Cl A*	300	53,775
ConAgra Foods (B)	1,900	79,116
Dean Foods	696	13,906
Herbalife* (B)	3,500	161,735
Mondelez International, Cl A (B)	3,400	146,540
Monster Beverage* (B)	500	67,515
Nu Skin Enterprises, Cl A (B)	3,500	110,775
Pilgrim’s Pride* (B)	4,800	106,464

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JANUARY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Consumer Staples — continued
Post Holdings* (B)	1,400	$81,900
Sanderson Farms (B)	900	73,098
Spectrum Brands Holdings	1,200	114,048
Tyson Foods, Cl A	1,585	84,576
Wal-Mart Stores	174	11,547

		1,212,282

Energy — 5.4%
FMC Technologies* (B)	8,000	201,200
HollyFrontier (B)	4,200	146,874
Laredo Petroleum* (B)	30,500	236,680
Marathon Petroleum (B)	4,500	190,102
Matador Resources* (B)	8,400	134,652
Nabors Industries (B)	36,800	270,848
Newfield Exploration* (B)	3,600	104,652
Oceaneering International (B)	2,300	77,855
Patterson-UTI Energy (B)	12,000	172,560
PDC Energy*	2,900	164,680
Phillips 66 (B)	1,100	88,165
Rowan, Cl A (B)	6,900	87,285
Superior Energy Services	6,600	68,030
Targa Resources (B)	2,800	62,916
Tesoro (B)	1,820	157,144
Transocean (B)	16,100	167,762
US Silica Holdings (B)	11,900	221,935
Valero Energy (B)	4,011	272,226
Weatherford International* (B)	38,800	261,512
Western Refining (B)	3,700	121,730

		3,208,808

Financials — 4.4%
Allstate	601	36,421
Aon	148	12,999
Arthur J Gallagher (B)	2,000	75,280
Bank of the Ozarks (B)	1,800	79,812
Capital One Financial (B)	1,000	65,620

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JANUARY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Financials — continued
CBRE Group, Cl A*	2,759	$76,703
Cullen (B)	4,800	229,728
Discover Financial Services	334	15,294
East West Bancorp (B)	2,100	66,640
Goldman Sachs Group	29	4,685
Janus Capital Group	4,000	50,360
Jones Lang LaSalle (B)	500	70,360
KeyCorp	530	5,915
Kilroy Realty‡	1,000	55,870
Lamar Advertising, Cl A‡	1,000	56,110
Legg Mason (B)	1,800	55,116
LendingTree* (B)	3,200	235,808
Lincoln National (B)	3,600	142,056
McGraw Hill Financial	900	75,924
MGIC Investment*	12,200	80,764
Old Republic International (B)	1,300	23,661
Principal Financial Group (B)	2,400	91,200
Progressive	2,800	87,247
Radian Group	11,800	118,708
Realogy Holdings* (B)	2,000	65,600
Sunstone Hotel Investors‡ (B)	6,700	79,596
SVB Financial Group* (B)	800	81,056
Unum Group (B)	4,700	134,608
Voya Financial (B)	2,100	64,218
Waddell & Reed Financial, Cl A (B)	5,200	142,688
WisdomTree Investments (B)	10,600	127,200
Zions Bancorporation (B)	6,300	142,884

		2,650,131

Health Care — 3.3%
ABIOMED* (B)	900	76,797
Aetna	266	27,090
Align Technology*	900	59,241
AmerisourceBergen, Cl A (B)	900	80,604
Amgen	196	29,935
Anthem	770	100,477

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JANUARY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Health Care — continued
Boston Scientific* (B)	4,080	$71,522
Bruker	2,500	55,825
Cardinal Health	68	5,533
Cerner* (B)	1,800	105,625
DexCom* (B)	900	64,152
Edwards Lifesciences*	2,622	205,067
Eli Lilly	87	6,882
Express Scripts Holding* (B)	1,100	79,057
Gilead Sciences	1,437	119,271
Hologic* (B)	1,900	64,486
Horizon Pharma* (B)	3,900	68,250
Humana	305	49,651
Juno Therapeutics* (B)	1,700	46,886
Ligand Pharmaceuticals*	600	59,982
Medivation* (B)	1,900	62,130
Molina Healthcare* (B)	1,200	65,892
Myriad Genetics* (B)	1,500	58,455
Pfizer	255	7,775
Quintiles Transnational Holdings* (B)	3,400	206,822
St. Jude Medical (B)	2,000	105,917
United Therapeutics* (B)	600	73,908
UnitedHealth Group	65	7,485

		1,964,717

Industrials — 4.3%
Acuity Brands (B)	300	60,729
ADT (B)	4,700	139,026
Alaska Air Group (B)	1,600	112,640
AMETEK	3,400	159,545
AO Smith (B)	1,900	132,715
Boeing (B)	1,300	156,169
Expeditors International of Washington (B)	1,500	67,680
FedEx (B)	1,100	146,168
General Dynamics (B)	500	66,885
Hawaiian Holdings* (B)	4,200	147,882
Huntington Ingalls Industries (B)	700	89,516

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JANUARY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Industrials — continued
Ingersoll-Rand	1,500	$77,205
JetBlue Airways* (B)	2,800	59,668
Joy Global (B)	4,000	39,880
Kar Auction Services	2,100	68,823
Lennox International (B)	1,200	143,784
ManpowerGroup (B)	1,800	137,430
Masco	254	6,703
Middleby*	900	81,324
MSC Industrial Direct, Cl A (B)	1,500	97,215
Orbital ATK (B)	900	81,207
Robert Half International (B)	3,200	140,064
Southwest Airlines	755	28,403
Spirit AeroSystems Holdings, Cl A* (B)	1,600	67,840
Swift Transportation, Cl A*	3,800	61,978
Textron (B)	2,100	71,862
USG*	3,000	53,670
WABCO Holdings* (B)	700	62,755

		2,558,766

Information Technology — 6.7%
Adobe Systems* (B)	800	71,304
Apple	1,173	114,180
Arista Networks* (B)	900	54,027
CDW (B)	1,700	65,365
Ciena* (B)	4,200	74,634
Cirrus Logic*	3,500	121,520
Cisco Systems	2,384	56,715
Citrix Systems* (B)	1,171	82,509
Cognizant Technology Solutions, Cl A*	126	7,977
CommScope Holding* (B)	7,900	177,118
Computer Sciences	335	10,743
Corning	9,372	174,413
eBay*	2,221	52,105
Electronic Arts*	1,128	72,807
Ellie Mae* (B)	1,300	90,779
EMC	2,084	51,621

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JANUARY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Information Technology — continued
First Solar*	1,988	$136,496
Fleetmatics Group* (B)	1,600	69,456
Flextronics International*	8,900	93,272
Fortinet* (B)	2,200	61,908
Global Payments (B)	1,600	94,320
HP	3,251	31,567
Infinera* (B)	4,400	67,408
Integrated Device Technology* (B)	6,100	155,428
Intel	3,260	101,125
International Business Machines	1,187	148,126
Intuit	73	6,972
IPG Photonics*	800	64,664
Juniper Networks (B)	2,600	61,360
Leidos Holdings	1,100	50,732
Manhattan Associates* (B)	1,000	57,650
Micron Technology*	9,199	101,465
Microsemi* (B)	2,700	85,590
Microsoft	680	37,461
NetApp	347	7,610
NVIDIA	3,461	101,373
ON Semiconductor* (B)	7,300	62,488
Oracle	746	27,087
Palo Alto Networks* (B)	500	74,745
Qlik Technologies*	2,200	55,088
Red Hat*	1,000	70,050
Sabre (B)	2,400	61,464
salesforce.com* (B)	800	54,448
SanDisk	145	10,251
Skyworks Solutions (B)	1,400	96,488
Stamps.com* (B)	100	9,480
Synaptics* (B)	2,500	181,864
Total System Services	412	16,546
Tyler Technologies* (B)	500	78,530
Vantiv, Cl A* (B)	1,600	75,280
VeriFone Systems* (B)	700	16,373
VMware, Cl A* (B)	1,900	86,925

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JANUARY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Information Technology — continued
Western Digital	851	$40,831
Western Union	4,898	87,380
Xerox	5,170	50,408

		3,967,526

Materials — 2.0%
Berry Plastics Group* (B)	3,400	105,740
Celanese, Cl A	1,400	89,138
Dow Chemical (B)	4,000	168,000
Eagle Materials (B)	1,200	64,248
Graphic Packaging Holding	7,100	78,944
Huntsman (B)	6,300	54,369
LyondellBasell Industries, Cl A (B)	3,328	259,484
Martin Marietta Materials (B)	1,100	138,138
Olin (B)	8,200	138,908
Valspar	700	54,831
Westlake Chemical	1,100	50,028

		1,201,828

Telecommunication Services — 0.1%
T-Mobile US* (B)	1,700	68,255

Utilities — 0.7%
Calpine* (B)	4,600	70,426
Dynegy, Cl A* (B)	4,300	50,912
NRG Energy (B)	5,400	57,451
Sempra Energy (B)	2,200	208,450

		387,239

Total Common Stock (Cost $22,252,645)		21,751,795

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JANUARY 31, 2016 (Unaudited)

FOREIGN COMMON STOCK — 9.4%
	Shares	Value

AUSTRALIA — 0.5%
Qantas Airways	4,873	$13,382
Telstra	61,607	245,481
TPG Telecom	2,136	15,193

		274,056

BELGIUM — 0.3%
Delhaize Group	1,931	201,737

CANADA — 0.9%
Bank of Montreal	1,019	54,714
Bank of Nova Scotia	2,703	110,732
Brookfield Asset Management, Cl A	971	29,312
Canadian Imperial Bank of Commerce	1,085	70,666
Canadian Solar* (B)	3,800	76,646
Magna International**	3,472	120,624
Magna International (B)	1,600	55,344
Shaw Communications, Cl B	450	7,790

		525,828

CHINA — 0.8%
21Vianet Group ADR* (B)	3,100	59,489
China Construction Bank, Cl H	104,510	63,532
Industrial & Commercial Bank of China, Cl H	126,576	65,558
JD.com ADR* (B)	2,400	62,472
New Oriental Education & Technology Group ADR (B)	5,000	157,050
SouFun Holdings ADR	7,000	41,720
Yangzijiang Shipbuilding Holdings	74,569	48,680

		498,501

DENMARK — 0.4%
Vestas Wind Systems	4,127	268,324

FINLAND — 0.3%
Nokian Renkaat	3,400	114,916

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JANUARY 31, 2016 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares	Value

FINLAND — continued
UPM-Kymmene	2,734	$44,278

		159,194

FRANCE — 1.1%
Christian Dior	448	75,612
Cie Generale des Etablissements Michelin	1,100	100,168
Peugeot*	12,230	180,977
Publicis Groupe	459	27,482
Renault	1,295	109,326
Valeo	1,024	132,505
Vivendi	525	11,392

		637,462

HONG KONG — 0.3%
Cheung Kong Infrastructure Holdings	1,000	9,357
China Mobile	6,484	71,416
Kerry Properties	5,500	12,639
PCCW	55,142	32,883
Power Assets Holdings	3,000	27,259
Wheelock	2,000	7,595

		161,149

IRELAND — 0.4%
Experian	335	5,681
Seagate Technology	4,785	139,004
Shire	1,178	65,631
XL Group, Cl A	342	12,401

		222,717

ITALY — 0.1%
Mediaset	27,248	91,032

JAPAN — 1.6%
Canon	400	11,042
Daiwa Securities Group	5,000	30,996
FUJIFILM Holdings	2,700	102,545

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JANUARY 31, 2016 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares	Value

JAPAN — continued
Isuzu Motors	2,900	$28,793
ITOCHU	7,200	83,112
Konica Minolta	1,100	9,095
Mitsubishi	4,500	70,828
Mitsubishi UFJ Financial Group	6,400	32,215
Mitsui	3,400	38,068
Mizuho Financial Group	45,500	77,346
Nikon	7,300	106,185
Nippon Telegraph & Telephone	1,600	66,450
Nitori Holdings	400	31,884
NOK	3,400	69,171
Nomura Holdings	4,000	21,476
Obayashi	2,000	17,809
ORIX	400	5,572
Rohm	400	17,809
Shinsei Bank	4,000	6,146
Shionogi	500	21,480
Sumitomo Chemical	12,000	59,769
Sumitomo Mitsui Financial Group	1,200	39,450

		947,241

LUXEMBOURG — 0.1%
SES ADR	1,596	41,607
Tenaris	476	4,888

		46,495

NETHERLANDS — 0.5%
Core Laboratories (B)	2,300	226,320
Koninklijke Ahold	2,827	63,776

		290,096

NORWAY — 0.0%
Yara International	529	19,925

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JANUARY 31, 2016 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares	Value

SINGAPORE — 0.1%
Singapore Telecommunications	20,500	$50,509

SWEDEN — 0.2%
Boliden	2,681	37,011
Electrolux	418	9,057
Investor, Cl B	1,437	47,828
Telefonaktiebolaget LM Ericsson, Cl B	1,004	8,819

		102,715

SWITZERLAND — 0.4%
Swiss Life Holding	205	51,953
Swiss Re	818	75,703
Syngenta ADR (B)	1,700	125,596

		253,252

UNITED KINGDOM — 1.4%
3i Group	5,873	36,989
British Land‡	4,842	51,056
Daily Mail & General Trust, Cl A	1,375	13,234
Delphi Automotive	1,500	97,410
Kingfisher	11,521	53,534
Ladbrokes	24,823	44,991
Land Securities Group‡	1,074	16,757
Marks & Spencer Group	7,105	42,936
Next	248	24,471
Noble (B)	6,300	49,077
Persimmon	7,796	226,171
Segro‡	3,395	21,232
Sky	4,881	75,253
Vodafone Group	10,821	34,523
William Hill	5,722	31,716

		819,350

Total Foreign Common Stock (Cost $6,001,144)		5,569,583

SHORT-TERM INVESTMENT (A) — 45.4%
SEI Daily Income Trust Government Fund Cl A, 0.010% (Cost $27,073,394)	27,073,394	27,073,394

Total Investments — 91.3% (Cost $55,327,183) †		$54,394,772

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JANUARY 31, 2016 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT
COMMON STOCK — (28.7)%
	Shares	Value

UNITED STATES — (28.7)%
Consumer Discretionary — (6.0)%
Abercrombie & Fitch, Cl A	(3,100)	$(81,344)
AutoZone*	(200)	(153,478)
Bed Bath & Beyond*	(2,000)	(86,340)
Brinker International	(1,400)	(69,636)
Carnival	(1,300)	(62,569)
CBS, Cl B	(1,900)	(90,250)
Chipotle Mexican Grill, Cl A*	(200)	(90,594)
Coach	(2,300)	(85,215)
Deckers Outdoor*	(1,400)	(69,244)
Dick’s Sporting Goods	(4,000)	(155,981)
Dillard’s, Cl A	(1,100)	(77,451)
Discovery Communications, Cl C*	(2,600)	(70,746)
DR Horton	(5,100)	(140,301)
DSW, Cl A	(3,600)	(86,436)
Five Below*	(2,700)	(95,121)
Fossil Group*	(2,100)	(68,460)
Gap	(3,700)	(91,464)
GNC Holdings, Cl A	(2,400)	(67,224)
Goodyear Tire & Rubber	(1,900)	(54,591)
H&R Block	(2,800)	(95,340)
Harley-Davidson	(1,500)	(60,000)
Home Depot	(500)	(62,880)
JC Penney*	(13,100)	(95,106)

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JANUARY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Consumer Discretionary — continued
Liberty Global, Cl A*	(2,200)	$(75,702)
Netflix*	(800)	(73,472)
Nordstrom	(1,700)	(83,070)
Panera Bread, Cl A*	(400)	(77,600)
Polaris Industries	(1,900)	(140,296)
PulteGroup	(8,200)	(137,432)
PVH	(900)	(66,042)
Ralph Lauren, Cl A	(600)	(67,500)
Restoration Hardware Holdings*	(3,300)	(203,346)
Ross Stores	(1,200)	(67,512)
Royal Caribbean Cruises	(800)	(65,568)
Scripps Networks Interactive, Cl A	(1,600)	(97,552)
Smith & Wesson Holding*	(3,200)	(68,992)
Sotheby’s	(2,000)	(46,980)
Tesla Motors*	(400)	(76,480)
Twenty-First Century Fox	(3,000)	(81,300)
Whirlpool	(700)	(94,073)
Williams-Sonoma	(1,800)	(92,988)

		(3,625,676)

Consumer Staples — (1.9)%
Archer-Daniels-Midland (B)	(2,900)	(102,053)
Brown-Forman, Cl B	(900)	(88,056)
Estee Lauder, Cl A	(1,100)	(93,775)
Hain Celestial Group*	(7,200)	(261,103)
Mead Johnson Nutrition, Cl A	(1,900)	(137,731)
Sysco	(2,200)	(87,582)
United Natural Foods*	(1,100)	(38,522)
Wal-Mart Stores	(2,600)	(172,536)
Whole Foods Market	(4,100)	(120,171)

		(1,101,529)

Energy — (1.9)%
Cabot Oil & Gas	(4,300)	(89,225)
Carrizo Oil & Gas*	(4,400)	(119,372)
Cheniere Energy*	(6,400)	(192,277)

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JANUARY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Energy — continued
Chevron	(900)	$(77,823)
Gulfport Energy*	(5,800)	(171,390)
Murphy Oil	(4,900)	(96,089)
National Oilwell Varco	(4,400)	(144,211)
Oasis Petroleum*	(12,800)	(68,480)
Occidental Petroleum	(1,000)	(68,830)
PBF Energy, Cl A	(2,000)	(69,980)
RSP Permian*	(2,800)	(65,940)
SM Energy	(1,200)	(18,818)

		(1,182,435)

Financials — (5.4)%
Affiliated Managers Group*	(700)	(93,933)
Aflac	(1,500)	(86,940)
American Capital Agency‡	(4,600)	(78,522)
American International Group	(1,500)	(84,720)
Assured Guaranty	(900)	(21,698)
Banco Bradesco ADR	(16,100)	(73,577)
CIT Group	(1,900)	(55,765)
Citigroup	(1,600)	(67,987)
Digital Realty Trust‡	(1,000)	(80,080)
EPR Properties‡	(1,300)	(77,935)
Equinix‡	(200)	(62,114)
First Republic Bank	(1,200)	(81,600)
FNF Group	(2,100)	(67,998)
Franklin Resources	(3,200)	(110,912)
HCP‡	(4,000)	(143,236)
Host Hotels & Resorts‡	(4,500)	(62,325)
Iron Mountain‡	(2,600)	(71,604)
M&T Bank	(600)	(66,108)
Mid-America Apartment Communities‡	(800)	(75,056)
Morgan Stanley	(2,800)	(72,464)
National Retail Properties‡	(2,200)	(94,468)
New Residential Investment‡	(6,800)	(77,452)
Northern Trust	(2,200)	(136,576)
NorthStar Realty Finance‡	(10,100)	(119,887)

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JANUARY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Financials — continued
PNC Financial Services Group	(700)	$(60,655)
Prudential Financial	(1,400)	(97,166)
Realty Income‡	(1,400)	(78,106)
RLJ Lodging Trust‡	(3,400)	(62,186)
RMR Group*	(504)	(10,518)
Santander Consumer USA Holdings*	(4,900)	(51,196)
Senior Housing Properties Trust‡	(4,800)	(69,504)
SL Green Realty‡	(700)	(67,627)
State Street	(1,000)	(55,730)
Synovus Financial	(6,800)	(206,538)
T Rowe Price Group	(1,200)	(85,140)
Torchmark	(1,600)	(86,944)
US Bancorp	(2,000)	(80,120)
Ventas‡	(2,000)	(110,640)
Wells Fargo	(2,800)	(140,644)
Willis Towers Watson	(1)	(115)

		(3,225,786)

Health Care — (3.5)%
Acadia Healthcare*	(1,400)	(85,442)
Agios Pharmaceuticals*	(1,900)	(80,215)
Bluebird Bio*	(2,100)	(86,783)
Brookdale Senior Living*	(13,400)	(218,152)
Chimerix*	(9,600)	(73,920)
Community Health Systems*	(8,900)	(191,172)
DaVita HealthCare Partners*	(1,100)	(73,832)
Dynavax Technologies*	(2,700)	(65,043)
Endo International*	(3,000)	(166,410)
Envision Healthcare Holdings*	(5,500)	(121,550)
Henry Schein*	(500)	(75,720)
McKesson	(500)	(80,490)
MEDNAX*	(1,200)	(83,352)
Mylan*	(1,200)	(63,228)
Neurocrine Biosciences*	(1,800)	(76,590)
Novavax*	(10,500)	(54,075)
Patterson	(800)	(33,968)

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JANUARY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Health Care — continued
Puma Biotechnology*	(2,000)	$(83,480)
Quest Diagnostics	(1,000)	(65,670)
Sarepta Therapeutics*	(7,600)	(88,219)
Teleflex	(500)	(67,845)
Tenet Healthcare*	(5,700)	(154,584)

		(2,089,740)

Industrials — (3.7)%
AGCO	(4,200)	(204,834)
Air Lease, Cl A	(4,200)	(108,192)
Avis Budget Group*	(6,800)	(178,636)
CH Robinson Worldwide	(1,300)	(84,201)
Colfax*	(1,300)	(28,782)
Cummins	(800)	(71,912)
Dycom Industries*	(1,300)	(86,138)
Fortune Brands Home & Security	(1,400)	(68,026)
Genesee & Wyoming, Cl A*	(1,800)	(89,244)
Hertz Global Holdings*	(6,100)	(55,388)
Jacobs Engineering Group*	(4,400)	(171,593)
Kansas City Southern	(900)	(63,792)
Manitowoc	(2,200)	(35,115)
Owens Corning	(3,300)	(152,427)
PACCAR	(1,600)	(78,512)
Republic Services, Cl A	(2,100)	(91,770)
Rockwell Collins	(800)	(64,704)
Ryder System	(1,400)	(74,438)
Spirit Airlines*	(5,000)	(209,000)
Triumph Group	(2,300)	(58,650)
Tyco International	(2,600)	(89,414)
Union Pacific	(1,800)	(129,150)

		(2,193,918)

Information Technology — (3.5)%
Activision Blizzard	(2,300)	(80,086)
Apple	(1,000)	(97,340)
Corning	(4,600)	(85,606)

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JANUARY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Information Technology — continued
Cree*	(1,900)	$(53,257)
FireEye*	(4,100)	(57,769)
GrubHub*	(7,000)	(131,950)
Hewlett Packard Enterprise	(7,300)	(100,448)
Intel	(3,000)	(91,601)
Intuit	(1,000)	(95,510)
NetApp	(3,100)	(67,983)
QUALCOMM	(3,100)	(140,554)
Rackspace Hosting*	(9,100)	(183,911)
Take-Two Interactive Software*	(4,100)	(142,270)
Teradata*	(10,800)	(262,872)
Twitter*	(14,400)	(241,857)
Yahoo!*	(5,800)	(171,158)
Yelp, Cl A*	(5,300)	(111,035)

		(2,115,207)

Materials — (1.4)%
Albemarle	(3,100)	(162,078)
Alcoa	(8,900)	(64,881)
Ball	(900)	(60,408)
FMC	(1,900)	(67,868)
Freeport-McMoRan	(23,800)	(109,480)
International Paper	(2,100)	(71,841)
Monsanto	(700)	(63,420)
Platform Specialty Products*	(29,000)	(221,270)

		(821,246)

Telecommunication Services — (0.2)%
Sprint*	(30,800)	(93,533)

Utilities — (1.2)%
Alliant Energy	(700)	(45,738)
CMS Energy	(2,800)	(108,864)
DTE Energy	(1,000)	(85,010)
Entergy	(1,100)	(77,638)
FirstEnergy	(2,700)	(89,262)
NiSource	(7,300)	(153,373)
Questar	(4,400)	(89,716)

		(649,601)

Total Common Stock (Proceeds $17,095,573)		(17,098,671)

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JANUARY 31, 2016 (Unaudited)

FOREIGN COMMON STOCK — (2.4)%
	Shares	Value

BERMUDA — (0.1)%
Marvell Technology Group	(8,100)	$(71,685)

BRAZIL — (0.2)%
BRF ADR	(7,600)	(92,188)

CANADA — (0.8)%
Agrium	(1,700)	(147,158)
Barrick Gold	(19,600)	(194,236)
Goldcorp	(10,700)	(121,338)

		(462,732)

INDIA — (0.2)%
ICICI Bank ADR	(11,600)	(77,140)
Tata Motors ADR*	(2,900)	(72,442)

		(149,582)

IRELAND — (0.2)%
Seagate Technology	(3,300)	(95,865)

MEXICO — (0.1)%
America Movil ADR, Cl L	(4,700)	(66,458)

NETHERLANDS — (0.2)%
Chicago Bridge & Iron	(2,400)	(93,168)

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JANUARY 31, 2016 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares/Contracts	Value

PERU — (0.2)%
Southern Copper	(5,400)	$(139,968)

SWEDEN — (0.1)%
Autoliv	(800)	(82,224)

SWITZERLAND — (0.2)%
Garmin	(3,400)	(119,612)

UNITED KINGDOM — (0.1)%
Ensco, Cl A	(7,900)	(77,262)

Total Foreign Common Stock (Proceeds $1,414,863)		(1,450,744)

REGISTERED INVESTMENT COMPANY — (0.6)%
EXCHANGE TRADED FUND — (0.6)%
SPDR S&P 500 ETF Trust (Proceeds $320,130)	(1,700)	(330,673)

Securities Sold Short — (31.7)% (Proceeds $18,830,566)@		$(18,880,088)

WRITTEN OPTIONS — (0.3)%
Euro-Bund Option, Expires 5/21/16, Strike Price $157*	(91)	(79,850)
S&P 500 EMINI Option, Expires 3/19/16, Strike Price $1,750*	(17)	(10,412)
S&P 500 EMINI Option, Expires 3/19/16, Strike Price $1,800*	(4)	(3,700)
S&P 500 EMINI Option, Expires 3/19/16, Strike Price $1,950*	(4)	(8,100)
U.S. 10 Year Future Option, Expires 2/20/16, Strike Price $128*	(3)	(469)

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JANUARY 31, 2016 (Unaudited)

WRITTEN OPTIONS — continued
	Contracts	Value

U.S. 10 Year Future Option, Expires 2/20/16, Strike Price $128*	(3)	$(5,203)
U.S. Bond Future Option, Expires 2/20/16, Strike Price $156*	(36)	(7,875)
U.S. Bond Future Option, Expires 2/20/16, Strike Price $157*	(46)	(15,812)
U.S. Bond Future Option, Expires 3/19/16, Strike Price $155*	(23)	(21,563)

Total Written Options — 0.3% (Proceeds $340,265)		$(152,984)

Percentages are based on Net Assets of $59,598,422.
*	Non-income producing security.
**	Traded on the Toronto Stock Exchange.
‡	Real Estate Investment Trust

(A)	The rate reported is the 7-day effective yield as of January 31, 2016.
(B)	All or a portion of the shares have been committed as collateral for open short positions.

ADR —  American Depositary Receipt

AUD — Australian Dollar

BRL — Brazilian Real

CAC40 — French Stock Market Index benchmark

CBOE —  Chicago Board Options Exchange

CHF — Swiss Franc

Cl — Class

CNX Nifty — National Stock Exchange of India’s benchmark Stock Market index for Indian Equity Market.

DAX — German Stock Exchange

DJIA — Dow Jones Industrial Average

ETF — Exchange Traded Fund

EURIBOR — Euro Interbank Offered Rate

FTSE — Financial Times Stock Exchange

GBP — British Pound

JSE — Johannesburg Stock Exchange

KOSPI — Capitalization weighted index of all common shares on the Korean Stock Exchanges

KRW — South Korean Won

LLC — Limited Liability Company

LME — London Metal Exchange

MIB — Italian Stock Exchange

MSCI — Morgan Stanley Capital International

NASDAQ — National Association of Securities Dealers Automated Quotations

NYMEX — New York Mercantile Exchange

OMX — Stockholm Stock Exchange

RBOB — Reformulated Blendstock for Oxygenate Blending

S&P — Standard & Poor’s

SGX — Singapore Exchange

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JANUARY 31, 2016 (Unaudited)

SPDR — Standard & Poor’s Depositary Receipt

SPI — Swiss Performance Index

TAIEX— Taiwan Stock Exchange

TWD — New Taiwan Dollar

VIX — Volatility Index

WTI — West Texas Intermediate

A list of open swap agreements held by the Fund at January 31, 2016 is as follows:

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount	Net Unrealized Appreciation
Morgan Stanley & CO. LLC	Bovespa Index	Negative Price Return	Positive Price Return	02/17/16	BRL	$525,993	$38,483
Morgan Stanley & CO. LLC	KOSPI 200 Index	Negative Price Return	Positive Price Return	03/11/16	KRW	486,265	2,301
Morgan Stanley & CO. LLC	TAIEX Index	Negative Price Return	Positive Price Return	02/17/16	TWD	502,013	24,650

							$65,434

For the period ended January 31, 2016, the total amount is all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JANUARY 31, 2016 (Unaudited)

The open futures contracts held by the Fund at January 31, 2016, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
3-Month Euro EURIBOR	13	Dec-2016	$6,463
3-Month Euro EURIBOR	13	Jun-2017	1,220
3-Month Euro EURIBOR	13	Mar-2017	6,791
3-Month Euro EURIBOR	13	Sep-2016	7,673
90-Day AUD Bank Bill	6	Dec-2016	247
90-Day AUD Bank Bill	2	Jun-2017	(4)
90-Day AUD Bank Bill	4	Mar-2017	63
90-Day AUD Bank Bill	7	Sep-2016	99
90-Day Euro$	7	Dec-2016	2,310
90-Day Euro$	9	Jun-2017	2,444
90-Day Euro$	8	Mar-2017	2,333
90-Day Euro$	7	Sep-2016	1,798
90-Day Sterling	15	Dec-2016	10,638
90-Day Sterling	17	Jun-2017	3,877
90-Day Sterling	14	Mar-2017	6,058
90-Day Sterling	17	Sep-2016	7,752
Amsterdam Index	5	Feb-2016	13,244
Australian 10-Year Bond	(13)	Mar-2016	(20,180)
Australian 3-Year Bond	7	Mar-2016	104
Australian Currency	(30)	Mar-2016	(16,229)
Brent Crude Penultimate	(1)	Feb-2016	(2,032)
Brent Crude Penultimate	(2)	Jan-2016	(6,803)
CAC40 10 Euro	(4)	Feb-2016	(6,467)
Canadian 10-Year Bond	49	Mar-2016	40,166
Canadian Bank Acceptance	14	Dec-2016	1,994
Canadian Bank Acceptance	15	Jun-2017	623
Canadian Bank Acceptance	13	Mar-2017	(1,437)
Canadian Bank Acceptance	15	Sep-2016	(86)
Canadian Currency	(30)	Mar-2016	(23,046)
CBOE VIX Future	2	Mar-2016	(5,456)
CHF Currency	(9)	Mar-2016	27,727

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JANUARY 31, 2016 (Unaudited)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
Corn	(2)	Dec-2016	$(718)
Corn	(8)	Mar-2016	(7,311)
DAX Index	(2)	Mar-2016	1,533
DJIA E-Mini	(2)	Mar-2016	(3,984)
Euro	(3)	Mar-2016	(1,984)
Euro-Bobl	17	Mar-2016	25,483
Euro-BTP	12	Mar-2016	26,805
Euro-Bund	13	Mar-2016	73,131
Euro-Oat	(2)	Mar-2016	(2,824)
Euro STOXX 50	59	Mar-2016	15,320
FTSE 100 Index	7	Mar-2016	6,106
FTSE Index	40	Feb-2016	6,276
FTSE/JSE Top 40 Index	(19)	Mar-2016	2,817
FTSE/MIB Index	3	Mar-2016	(21,326)
Gasoline	(2)	Mar-2016	(4,229)
GBP Currency	(22)	Mar-2016	24,351
Gold	2	Apr-2016	(274)
Hang Seng Index	2	Feb-2016	5,722
Hang Seng Index	(2)	Feb-2016	(9,616)
H-shares Index	(9)	Feb-2016	(7,555)
Japanese 10-Year Bond	36	Mar-2016	84,227
Lean Hogs	2	Apr-2016	234
Live Cattle	1	May-2016	(363)
LME Copper	2	Mar-2016	4,045
Long Gilt 10-Year Bond	1	Mar-2016	(6,714)
Mexican Peso	(18)	Mar-2016	295
MSCI Sing Index	(12)	Feb-2016	(8,512)
MSCI Taiwan Index	(9)	Feb-2016	(10,860)
NASDAQ 100 E-MINI	2	Mar-2016	1,016
Natural Gas	(3)	Mar-2016	(5,647)
New Zealand	(8)	Mar-2016	(30,930)
Nikkei 225 Index	1	Mar-2016	(12,497)
NY Harbor	(1)	Mar-2016	(5,290)

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JANUARY 31, 2016 (Unaudited)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
NYMEX Cocoa	1	Mar-2016	$(303)
NYMEX Cocoa	(1)	Mar-2016	1,288
NYMEX Coffee	(2)	Mar-2016	200
OMX Index	8	Feb-2016	(5,207)
RBOB Gasoline	(1)	Mar-2016	(3,383)
Russell 2000 Index E-MINI	1	Mar-2016	4,504
S&P 500 Index EMINI	3	Mar-2016	5,682
S&P Mid 400 Index E-MINI	(1)	Mar-2016	668
SGX CNX Nifty Index	(57)	Feb-2016	(17,833)
Silver	2	Mar-2016	126
Soybean	5	Mar-2016	1,736
Soybean	(1)	Nov-2016	(653)
Soybean Meal	5	Mar-2016	1,096
Soybean Oil	8	Mar-2016	3,313
SPI 200 Index	4	Mar-2016	7,481
Sugar	6	May-2016	(10,680)
U.S. 10-Year Treasury Note	43	Mar-2016	33,922
U.S. 2-Year Treasury Note	2	Apr-2016	1,997
U.S. 5-Year Treasury Note	41	Apr-2016	19,129
U.S. Long Treasury Bond	3	Mar-2016	621
Wheat	(1)	Mar-2016	(153)
Wheat	1	Mar-2016	172
Wheat	(1)	Dec-2016	560
WTI Crude	(2)	Mar-2016	(4,414)
Yen Nikkei	22	Mar-2016	70,105

			$308,585

For the period ended January 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

As of January 31, 2016, all of the Fund’s investments, securities sold short and other financial instruments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JANUARY 31, 2016 (Unaudited)

For the period ended January 31, 2016, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. As of January 31, 2016, the Fund did not hold any Level 3 securities.

†	At January 31, 2016, the tax basis cost of the Fund’s investments was $55,327,183, and the unrealized appreciation and depreciation were $779,977 and $(1,712,388), respectively.

@	At January 31, 2016, the tax basis proceeds of the Fund’s securities sold short was $(18,830,566), and the unrealized appreciation and depreciation were $557,593 and $(607,115), respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statement.

RLL-QH-001-0300

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2016